Convertible Senior Notes (Detail) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Subtotal		$ 690,215	$ 704,987
Current		380,365	1,616
Non-current		309,850	703,371
5.535% Convertible Senior Notes due 2016
Debt Instrument [Line Items]
Subtotal	[1]	380,365	386,984
5.535% Convertible Senior Notes due 2018
Debt Instrument [Line Items]
Subtotal	[2]	300,237	306,774
Principal		263,680	264,459
Debt premium		36,557	42,315
4.75% Convertible Senior Notes due 2013
Debt Instrument [Line Items]
Subtotal	[3]	0	1,616
Convertible Promissory Note
Debt Instrument [Line Items]
Subtotal		9,613	9,613
Principal		10,000	10,000
Debt discount		$ (387)	$ (387)

[1]	5.535% Convertible Senior Notes due 2016 In June 2015, certain holders of the Notes Due 2016 issued conversion notices to the Company for a conversion of the interest payables in connection with the Notes Due 2016 with US$6,619 aggregate amount and the Company issued 49,210,548 ADSs, representing 49,210,548 ordinary shares, at a price of US$0.1345 per ADS, to settle the interest payables.
[2]	5.535% Convertible Senior Notes due 2018 In April 2015, a holder of the Notes Due 2018 issued a conversion notice to the Company for US$3,878 aggregate principal amount of the Notes Due 2018. The Company issued 25,016,129 ADSs, representing 25,016,129 ordinary shares, at a price of US$0.1550 per ADS, to settle the conversion notice. In April 2015, a holder of the Notes Due 2018 issued a conversion notice to the Company for US$152 aggregate principal amount of the Notes Due 2018. The Company issued 1,046,543 ADSs, representing 1,046,543 ordinary shares, at a price of US$0.1461 per ADS, to settle the conversion notice. In June 2015, certain holders of the Notes Due 2018 issued conversion notices to the Company for a conversion of the interest payables in connection with the Notes Due 2018 with US$31 aggregate amount and the Company issued 229,649 ADSs, representing 229,649 ordinary shares, at a price of US$0.1345 per ADS, to settle the interest payables. On May 5, 2015, the Group issued additional US$2,724 in aggregate principal amount of the Notes Due 2018 to the holders of the other offshore creditors in connection with the troubled debt restructuring (See Note 12).
[3]	4.75% Convertible Senior Notes due 2013 The Notes due 2013 was settled in May 2015 through the troubled debt restructuring. See Note 12.